Borrowings - Operational borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Operational borrowings
Borrowings
Borrowings	$ 2,245	$ 2,645
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	2,002	2,342
Borrowings attributable to with-profits businesses
Borrowings
Borrowings	243	303
Borrowings in respect of short-term fixed income securities programmes - commercial paper | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	506	520
Lease liabilities under IFRS 16 | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	318	371
Lease liabilities under IFRS 16 | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	224	259
Non-recourse borrowings of consolidated investment funds | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	1,081	1,045
Other borrowings | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	97	406
Other borrowings | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	$ 19	$ 44